Consolidated statements of comprehensive income or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income or loss
Net profit (loss) for the year	R$ 39,489	R$ (158,083)	R$ 16,780
Comprehensive income	0	0	0
Total comprehensive income or loss for the year	R$ 39,489	R$ (158,083)	R$ 16,780